Condensed Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 96,871	$ 105,820	$ 26,349
Accounts receivable	41,985	9,701
Related party advances		7,539	7,539
Inventory	86,798	85,544	732
Prepaid expenses	3,000
Total Current Assets	228,654	208,604	34,620
TOTAL ASSETS	228,654	208,604	34,620
Current Liabilities
Accounts payable	3,076	2,354	1,025
Income tax payable	18,955	68,075	7,043
Loans payable			1,369
Related party payable	4,772
Total Liabilities	26,803	70,429	9,437
Stockholders' Equity
Common stock: authorized 50,000,000 common shares, 15,000,000 issued and outstanding, par value $.0001 on September 30, 2014, December 31, 2013 and December 31, 2012, respectively	1,500	1,500	1,500
Retained earnings	200,351	136,675	23,683
Total Stockholders' Equity	201,851	138,175	25,183
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 228,654	$ 208,604	$ 34,620